PAYMENTS MADE UNDER PROTEST (Tables)	12 Months Ended
Jun. 30, 2025
Payments Made Under Protest [Abstract]
Summary of payments made under protest

Amounts in R million	Note	2025	2024

Balance at the beginning of the year		45.6	39.7
Payments made under protest		6.6	12.7
Discount on initial payment made under protest and change in estimate	7	(3.3)	(14.0)
Unwinding	6	7.8	7.2

Balance at the end of the year		56.7	45.6